Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended	13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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Variable Annuity, Series E
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Series E (Total Return Bond Series)
Accumulated Value	$ 10,000			$ 10,028			$ 9,989			$ 10,136			$ 10,460			$ 10,771			$ 10,671			$ 10,871			$ 11,097			$ 11,236			$ 11,389			$ 11,368			$ 11,451			$ 11,460			$ 11,518			$ 11,663			$ 11,918			$ 12,109			$ 12,035			$ 12,318			$ 13,020			$ 13,357			$ 13,745			$ 13,236			$ 13,646			$ 13,677			$ 13,685			$ 12,772			$ 11,827			$ 11,311			$ 11,476			$ 11,895			$ 11,821			$ 11,472			$ 12,274			$ 12,257			$ 12,308			$ 12,946			$ 12,654			$ 12,990			$ 13,194
Variable Annuity, Series F
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Series F (Floating Rate Strategies Series)
Accumulated Value	10,000	$ 10,040	$ 9,994	9,960	$ 9,945	$ 9,884	9,800	$ 9,773	$ 9,663	9,911	$ 10,078	$ 10,158	10,139	$ 10,286	$ 10,355	10,444	$ 10,518	$ 10,554	10,639	$ 10,668	$ 10,716	10,737	$ 10,757	$ 10,789	10,793	$ 10,861	$ 10,857	10,899	$ 10,970	$ 10,987	11,008	$ 11,091	$ 11,091	11,129	$ 11,142	$ 11,146	11,121	$ 11,200	$ 11,234	11,307	$ 11,299	$ 11,208	10,919	$ 11,156	$ 11,338	11,273	$ 11,467	$ 11,402	11,432	$ 11,528	$ 11,500	11,550	$ 11,487	$ 11,577	11,749	$ 11,790	$ 11,591	10,351	$ 10,699	$ 11,075	11,102	$ 11,288	$ 11,408	11,437	$ 11,457	$ 11,611	11,750	$ 11,808	$ 11,842	11,822	$ 11,856	$ 11,899	11,919	$ 11,891	$ 11,930	12,009	$ 12,005	$ 11,970	12,044	$ 12,069	$ 11,990	11,990	$ 11,990	$ 11,703	11,442	$ 11,719	$ 11,876	11,598	$ 11,734	$ 11,881	11,941	$ 12,245	$ 12,290	12,290	$ 12,356	$ 12,310	12,614	$ 12,756	$ 12,903	12,982	$ 12,961	$ 13,107	13,270	$ 13,317	$ 13,421	13,526	$ 13,579	$ 13,683	13,683	$ 13,766	$ 13,857	13,897	$ 13,982	$ 14,102	14,176	$ 14,278	$ 14,272	14,193	$ 14,147	$ 14,392	$ 14,460
Variable Annuity, Series P
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Series P (High Yield Series)
Accumulated Value	10,000			9,522			9,260			9,347			9,981			10,540			10,882			11,108			11,285			11,471			11,561			11,419			11,464			11,652			11,084			11,644			11,978			12,142			12,382			10,652			11,654			12,194			12,957			13,013			13,399			13,583			13,657			13,058			11,923			11,860			12,333			12,694			12,891			13,027			13,816			14,030			14,159			14,828			14,870			14,972			$ 15,499
Bloomberg U.S. Aggregate Bond Index, Series E
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			10,123			10,065			10,371			10,600			10,649			10,332			10,416			10,567			10,656			10,698			10,542			10,525			10,527			10,699			11,014			11,353			11,611			11,632			11,998			12,345			12,422			12,505			12,083			12,304			12,310			12,312			11,581			11,038			10,513			10,710			11,027			10,934			10,581			11,302			11,215			11,222			11,805			11,444			11,762			$ 11,904
Bloomberg U.S. Aggregate Bond Index, Series F
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,070	10,055	10,123	10,125	10,098	10,065	10,204	10,276	10,371	10,410	10,413	10,600	10,667	10,655	10,649	10,567	10,317	10,332	10,352	10,422	10,416	10,497	10,577	10,567	10,612	10,707	10,656	10,663	10,649	10,698	10,575	10,474	10,542	10,463	10,538	10,525	10,527	10,595	10,527	10,444	10,506	10,699	10,813	10,806	11,014	11,017	11,212	11,353	11,378	11,673	11,611	11,646	11,640	11,632	11,855	12,069	11,998	12,211	12,268	12,345	12,530	12,428	12,422	12,366	12,488	12,505	12,415	12,236	12,083	12,178	12,218	12,304	12,442	12,418	12,310	12,307	12,343	12,312	12,047	11,912	11,581	11,142	11,214	11,038	11,307	10,988	10,513	10,377	10,759	10,710	11,040	10,754	11,027	11,094	10,973	10,934	10,927	10,857	10,581	10,414	10,886	11,302	11,271	11,112	11,215	10,931	11,117	11,222	11,484	11,649	11,805	11,512	11,634	11,444	11,504	11,757	11,762	11,808	11,724	$ 11,904
Bloomberg U.S. Aggregate Bond Index, Series P
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000			10,123			10,065			10,371			10,600			10,649			10,332			10,416			10,567			10,656			10,698			10,542			10,525			10,527			10,699			11,014			11,353			11,611			11,632			11,998			12,345			12,422			12,505			12,083			12,304			12,310			12,312			11,581			11,038			10,513			10,710			11,027			10,934			10,581			11,302			11,215			11,222			11,805			11,444			11,762			$ 11,904
S&P UBS Leveraged Loan Index, Series F
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									S&P UBS Leveraged Loan Index
Accumulated Value	10,000	$ 10,009	$ 9,944	9,878	$ 9,864	$ 9,776	9,684	$ 9,613	$ 9,560	9,812	$ 9,999	$ 10,090	10,093	$ 10,235	$ 10,316	10,406	$ 10,486	$ 10,520	10,640	$ 10,697	$ 10,760	10,768	$ 10,815	$ 10,856	10,849	$ 10,934	$ 10,919	10,964	$ 11,036	$ 11,049	11,092	$ 11,212	$ 11,232	11,268	$ 11,322	$ 11,344	11,356	$ 11,450	$ 11,497	11,575	$ 11,576	$ 11,482	11,219	$ 11,477	$ 11,657	11,643	$ 11,827	$ 11,801	11,827	$ 11,919	$ 11,886	11,936	$ 11,878	$ 11,943	12,136	$ 12,200	$ 12,035	10,535	$ 10,987	$ 11,405	11,559	$ 11,776	$ 11,953	12,035	$ 12,056	$ 12,313	12,473	$ 12,631	$ 12,716	12,723	$ 12,788	$ 12,855	12,907	$ 12,907	$ 12,969	13,053	$ 13,084	$ 13,064	13,146	$ 13,194	$ 13,128	13,133	$ 13,156	$ 12,826	12,562	$ 12,796	$ 12,992	12,711	$ 12,819	$ 12,961	13,008	$ 13,341	$ 13,425	13,412	$ 13,539	$ 13,528	13,830	$ 14,010	$ 14,172	14,297	$ 14,301	$ 14,472	14,704	$ 14,819	$ 14,951	15,075	$ 15,178	$ 15,316	15,357	$ 15,470	$ 15,562	15,676	$ 15,809	$ 15,941	16,035	$ 16,150	$ 16,175	16,133	$ 16,123	$ 16,378	$ 16,509
S&P UBS Leveraged Loan Index, Series P
Account Value [Line Items]
Line Graph and Table Measure Name																																																																																																																									Bloomberg U.S. Corporate High Yield Index
Accumulated Value	$ 10,000			$ 9,514			$ 9,318			$ 9,630			$ 10,162			$ 10,726			$ 10,914			$ 11,209			$ 11,452			$ 11,678			$ 11,733			$ 11,632			$ 11,752			$ 12,034			$ 11,489			$ 12,323			$ 12,631			$ 12,799			$ 13,134			$ 11,468			$ 12,635			$ 13,216			$ 14,068			$ 14,188			$ 14,577			$ 14,706			$ 14,811			$ 14,094			$ 12,709			$ 12,627			$ 13,154			$ 13,623			$ 13,861			$ 13,924			$ 14,922			$ 15,142			$ 15,308			$ 16,116			$ 16,145			$ 16,307			$ 16,882